Note 15 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Finance income received - Bank	$ 62	$ 146	$ 53
Finance cost - Term loan (note 29)	386	165	92
Finance cost - Capitalised to property, plant and equipment (note 17)	(53)	(165)	(92)
Unwinding of rehabilitation provision (note 28)	2	20	20
Finance cost	15	17
Finance cost - Overdraft	17	307	253
Finance cost	$ 367	$ 344	$ 273